11008681

NASDAQ
THE NASDAQ OMX GROUP

Received SEC
DEC 13 2011
Washington, DC 20549

CERTNAS
001-35374

Gary Sundick
Vice President
Listing Qualifications

By Electronic Mail Only

December 13, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 13, 2011 The Nasdaq Stock Market (the "Exchange") received from Mid-Con Energy Partners, LP (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common units representing limited partner interests

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick